Borrowings (Tables)	6 Months Ended
Jun. 30, 2026
Borrowings [abstract]
Schedule of borrowings

	Current		Non-Current
	June 30,	December 31,	June 30,	December 31,
	2026	2025	2026	2025
Term A Loans (Secured)	$50	$53	$890	$909
Term B Loans (Secured)	244	207	1,563	1,707
Secured Notes	—	7	1,436	1,434
Unsecured Notes	—	6	952	951
Total Borrowings	$294	$273	$4,841	$5,001

Schedule of movement in borrowings

	Term A Loans (Secured)	Term B Loans (Secured)	Secured Notes	Unsecured Notes	Total
Beginning Balance as of 12/31/2025	962	1,914	1,441	957	5,274
Loan modification and other adjustments	(2)	(28)	(2)	(1)	(33)
Accrued interest	(2)	(7)	(7)	(6)	(22)
Principal repayments	(25)	(100)	—	—	(125)
Amortization of deferred financing fees	7	28	4	2	41
Ending Balance as of 6/30/2026	940	1,807	1,436	952	5,135